Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,
	2025	2024

	(Euro, in thousands)
Cash at banks	€87,868	€64,239
Total cash and cash equivalents	€87,868	€64,239